Note 11 - Share Capital - Common Shares Issued (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 23,072,781	$ 32,242,641
Equity	$ 21,095,240	$ 23,072,781	$ 32,242,641	$ 23,072,781
Ordinary shares [member]
Statement Line Items [Line Items]
Common shares outstanding (in shares)	260,018,853	259,333,853	197,097,815	197,097,815
Equity	$ 103,616,221	$ 103,357,862	$ 81,027,171	$ 81,027,171
Share issue costs	$ 1,131,990		$ (1,165,017)
Shares issued on the exercise of stock options (in shares)	372,250		5,648,000
Funds from the exercise of stock options	$ 87,974		$ 1,654,988
Fair value of stock options exercised	$ 82,330		$ 1,737,879
Shares issued on the exercise of warrants and compensation warrants (in shares)	2,600,500		3,794,412
Funds from the exercise of warrants and compensation warrants	$ 1,028,471		$ 1,943,919
Fair value of warrants and compensation warrants exercised	447,270		901,417
Share issue costs	(1,131,990)		1,165,017
Fair value of warrants and compensation warrants exercised	$ 447,270		$ 901,417
Common shares outstanding (in shares)	288,082,303	260,018,853	259,333,853	260,018,853
Equity	$ 112,028,194	$ 103,616,221	$ 103,357,862	$ 103,616,221
Ordinary shares [member] | Common shares issued on public offering [member]
Statement Line Items [Line Items]
Shares issued (in shares)	25,090,700		34,800,000
Equity issued	$ 10,663,548		$ 9,349,254
Ordinary shares [member] | Fair value of warrants issued [member]
Statement Line Items [Line Items]
Equity issued			$ (5,985,378)
Ordinary shares [member] | Common shares issued to settle liabilities [member]
Statement Line Items [Line Items]
Shares issued (in shares)			2,386,386
Equity issued			$ 1,843,629
Ordinary shares [member] | Commons shares issued on business acquisitions [member]
Statement Line Items [Line Items]
Shares issued (in shares)			15,607,240
Equity issued			$ 12,050,000
Ordinary shares [member] | Shares issued on the exercise of stock options [member]
Statement Line Items [Line Items]
Shares issued (in shares)		685,000
Equity issued		$ 123,528
Ordinary shares [member] | Fair value of stock options exercised [member]
Statement Line Items [Line Items]
Fair value of stock options exercised		$ 134,831
Ordinary shares [member] | Warrants issued on public offering [member]
Statement Line Items [Line Items]
Equity issued	(2,286,426)
Ordinary shares [member] | Warrants issued to brokers [member]
Statement Line Items [Line Items]
Equity issued	$ (479,204)